Merchant Cash Advances and Loans Receivable - Summary of Allowance for Uncollectible MCA Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allowance for Doubtful Accounts Receivable [Roll Forward]
Provision for uncollectible receivables related to merchant cash advances and loans receivable	$ 1,355	$ 1,529
MCA
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance, beginning of the year	2,042	1,028
Provision for uncollectible receivables related to merchant cash advances and loans receivable	5,922	2,606
Merchant cash advances and loans receivable charged off, net of recoveries	(5,225)	(1,592)
Balance, end of the year	$ 2,739	$ 2,042